1
Bancroft Fund Ltd.
Schedule of Investments — June 30, 2024 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 90 .7%
Aerospace and Defense — 1 .4%
$ 1,575,000 Rocket Lab USA Inc. ,
4.250% , 02/01/29 (a) ............. $ 1,843,734
Automotive: Parts and Accessories — 1 .4%
2,250,000 Rivian Automotive Inc. ,
3.625% , 10/15/30 (a) ............. 1,948,408
Business Services — 4 .1%
2,000,000 BigBear.ai Holdings Inc. ,
6.000% , 12/15/26 (a) ............. 1,449,510
3,000,000 MicroStrategy Inc. ,
2.250% , 06/15/32 (a) ............. 2,853,059
1,000,000 Zillow Group Inc. ,
1.375% , 09/01/26 ............... 1,215,611
5,518,180
Communications Equipment — 2 .4%
800,000 InterDigital Inc. ,
3.500% , 06/01/27 ............... 1,240,836
2,000,000 Lumentum Holdings Inc. ,
1.500% , 12/15/29 ............... 1,952,568
3,193,404
Computer Software and Services — 13 .8%
2,875,000 Akamai Technologies Inc. ,
1.125% , 02/15/29 (a) ............. 2,732,571
400,000 Alibaba Group Holding Ltd. ,
0.500% , 06/01/31 (a) ............. 387,100
3,000,000 CSG Systems International Inc. ,
3.875% , 09/15/28 (a) ............. 2,794,500
1,250,000 PagerDuty Inc. ,
1.500% , 10/15/28 (a) ............. 1,348,724
1,500,000 PAR Technology Corp. ,
2.875% , 04/15/26 ............... 1,917,000
1,000,000 Parsons Corp. ,
2.625% , 03/01/29 (a) ............. 1,072,500
2,575,000 Progress Software Corp. ,
3.500% , 03/01/30 (a) ............. 2,630,577
1,805,000 PROS Holdings Inc. ,
2.250% , 09/15/27 ............... 1,763,485
3,156,000 Veritone Inc. ,
1.750% , 11/15/26 ............... 1,139,363
1,250,000 Vertex Inc. ,
0.750% , 05/01/29 (a) ............. 1,495,452
1,500,000 Workiva Inc. ,
1.250% , 08/15/28 (a) ............. 1,333,500
18,614,772
Principal
Amount
Market
Value
Consumer Products — 0 .1%
$ 150,000 Spectrum Brands Inc. ,
3.375% , 06/01/29 (a) ............. $ 145,200
Consumer Services — 2 .3%
1,600,000 Stride Inc. ,
1.125% , 09/01/27 ............... 2,294,400
640,000 Uber Technologies Inc. , Ser. 2028 ,
0.875% , 12/01/28 (a) ............. 762,560
3,056,960
Diversified Industrial — 0 .9%
2,000,000 PureCycle Technologies Inc. ,
7.250% , 08/15/30 (a) ............. 1,210,963
Energy and Utilities — 20 .3%
2,938,000 Array Technologies Inc. ,
1.000% , 12/01/28 ............... 2,381,131
Bloom Energy Corp.
1,850,000 3.000% , 06/01/28 ............... 1,798,634
200,000 3.000% , 06/01/29 ............... 177,100
2,000,000 CMS Energy Corp. ,
3.375% , 05/01/28 ............... 1,967,000
1,000,000 Fluor Corp. ,
1.125% , 08/15/29 (a) ............. 1,144,250
700,000 Kosmos Energy Ltd. ,
3.125% , 03/15/30 (a) ............. 734,125
2,000,000 Nabors Industries Inc. ,
1.750% , 06/15/29 ............... 1,458,000
1,750,000 NextEra Energy Partners LP ,
2.500% , 06/15/26 (a) ............. 1,603,443
2,000,000 Northern Oil & Gas Inc. ,
3.625% , 04/15/29 ............... 2,309,500
2,000,000 Ormat Technologies Inc. ,
2.500% , 07/15/27 ............... 1,986,000
2,634,000 PG&E Corp. ,
4.250% , 12/01/27 (a) ............. 2,659,681
2,500,000 PNM Resources Inc. ,
5.750% , 06/01/54 (a) ............. 2,453,750
3,000,000 PPL Capital Funding Inc. ,
2.875% , 03/15/28 ............... 2,880,750
1,500,000 Stem Inc. ,
4.250% , 04/01/30 (a) ............. 627,600
1,900,000 Sunnova Energy International Inc. ,
2.625% , 02/15/28 ............... 689,083
2,450,000 WEC Energy Group Inc. ,
4.375% , 06/01/29 (a) ............. 2,440,200
27,310,247
Entertainment — 4 .8%
1,810,000 fuboTV Inc. ,
3.250% , 02/15/26 ............... 1,088,263

Bancroft Fund Ltd.
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Entertainment (Continued)
$ 2,000,000 Liberty Media Corp.-Liberty Formula One ,
2.250% , 08/15/27 ............... $ 2,131,324
3,000,000 Live Nation Entertainment Inc. ,
3.125% , 01/15/29 ............... 3,323,765
6,543,352
Financial Services — 6 .1%
1,500,000 Bread Financial Holdings Inc. ,
4.250% , 06/15/28 ............... 2,011,242
1,000,000 Coinbase Global Inc. ,
0.250% , 04/01/30 (a) ............. 968,000
1,900,000 Global Payments Inc. ,
1.500% , 03/01/31 (a) ............. 1,748,950
1,250,000 HCI Group Inc. ,
4.750% , 06/01/42 ............... 1,632,875
2,000,000 SoFi Technologies Inc. ,
1.250% , 03/15/29 (a) ............. 1,868,000
8,229,067
Food and Beverage — 1 .6%
2,000,000 The Chefs' Warehouse Inc. ,
2.375% , 12/15/28 ............... 2,228,722
Health Care — 15 .3%
2,000,000 Amphastar Pharmaceuticals Inc. ,
2.000% , 03/15/29 (a) ............. 1,917,578
1,500,000 Coherus Biosciences Inc. ,
1.500% , 04/15/26 ............... 1,102,504
3,750,000 Cutera Inc. ,
2.250% , 06/01/28 ............... 766,877
750,000 Dexcom Inc. ,
0.375% , 05/15/28 ............... 736,500
2,175,000 Evolent Health Inc. ,
3.500% , 12/01/29 (a) ............. 1,967,831
2,250,000 Exact Sciences Corp. ,
2.000% , 03/01/30 (a) ............. 1,995,750
1,500,000 Haemonetics Corp. ,
2.500% , 06/01/29 (a) ............. 1,476,750
3,200,000 Halozyme Therapeutics Inc. ,
1.000% , 08/15/28 ............... 3,565,088
1,000,000 Immunocore Holdings plc ,
2.500% , 02/01/30 (a) ............. 826,401
940,000 Invacare Corp., Escrow ,
Zero Coupon , 05/08/28 (b) ......... 0
1,000,000 Jazz Investments I Ltd. ,
2.000% , 06/15/26 ............... 964,250
600,000 Pacira BioSciences Inc. ,
2.125% , 05/15/29 (a) ............. 597,900
3,000,000 Sarepta Therapeutics Inc. ,
1.250% , 09/15/27 ............... 3,867,000
Principal
Amount
Market
Value
$ 500,000 TransMedics Group Inc. ,
1.500% , 06/01/28 ............... $ 878,696
20,663,125
Metals and Mining — 0 .8%
1,150,000 MP Materials Corp. ,
3.000% , 03/01/30 (a) ............. 1,038,730
Real Estate Investment Trusts — 3 .3%
1,000,000 Redwood Trust Inc. ,
7.750% , 06/15/27 ............... 971,875
1,125,000 Rexford Industrial Realty LP ,
4.125% , 03/15/29 (a) ............. 1,099,125
2,560,000 Summit Hotel Properties Inc. ,
1.500% , 02/15/26 ............... 2,316,800
4,387,800
Security Software — 3 .0%
2,500,000 Cardlytics Inc. ,
4.250% , 04/01/29 (a) ............. 2,033,750
2,175,000 Rapid7 Inc. ,
1.250% , 03/15/29 (a) ............. 2,061,742
4,095,492
Semiconductors — 6 .4%
600,000 Impinj Inc. ,
1.125% , 05/15/27 ............... 931,094
1,500,000 indie Semiconductor Inc. ,
4.500% , 11/15/27 (a) ............. 1,501,500
1,500,000 MKS Instruments Inc. ,
1.250% , 06/01/30 (a) ............. 1,604,530
3,000,000 ON Semiconductor Corp. ,
0.500% , 03/01/29 ............... 2,885,250
3,125,000 Wolfspeed Inc. ,
1.875% , 12/01/29 ............... 1,737,500
8,659,874
Telecommunications — 1 .7%
2,075,000 Infinera Corp. ,
3.750% , 08/01/28 ............... 2,257,600
Transportation — 1 .0%
1,600,000 Air Transport Services Group Inc. ,
3.875% , 08/15/29 (a) ............. 1,361,544
TOTAL CONVERTIBLE CORPORATE
BONDS ....................... 122,307,174
Shares
CONVERTIBLE PREFERRED STOCKS — 0 .5%
Business Services — 0.0%
809,253 Amerivon Holdings LLC ,
4.000% (b) .................... 0

Bancroft Fund Ltd.
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)
Shares
Market
Value
CONVERTIBLE PREFERRED STOCKS (Continued)
Business Services (Continued)
272,728 Amerivon Holdings LLC, common equity
units
(b) .......................... $ 3
3
Health Care — 0 .5%
28,911 Invacare Holdings Corp. , Ser. A ,
9.000% (b) .................... 650,497
TOTAL CONVERTIBLE PREFERRED
STOCKS ...................... 650,500
MANDATORY CONVERTIBLE SECURITIES (c) — 6 .9%
Diversified Industrial — 2 .5%
58,600 Chart Industries Inc. , Ser. B ,
6.750% , 12/15/25 ............... 3,330,824
Energy and Utilities — 0 .9%
30,000 NextEra Energy Inc. ,
6.926% , 09/01/25 ............... 1,244,700
Health Care — 2 .0%
56,500 BrightSpring Health Services Inc. ,
6.750% , 02/01/27 ............... 2,659,455
Specialty Chemicals — 1 .5%
45,000 Albemarle Corp. ,
7.250% , 03/01/27 ............... 2,099,700
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................... 9,334,679
COMMON STOCKS — 0.0%
Health Care — 0.0%
12,938 Invacare Holdings Corp. † (b) ......... 0
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 1 .9%
$ 2,560,000 U.S. Treasury Bill,
5.288% †† , 09/05/24 ............. 2,535,560
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 142,218,714 ) ............. $ 134,827,913
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yield at date of purchase.